Supplemental information on oil and gas activities (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	$ 409,402	$ 440,568	$ 923,874
Sales of hydrocarbon, net of production costs	(239,861)	(127,235)	(155,528)
Net increase decrease in sales prices and production costs	383,089	(171,619)	(831,611)
Changes in estimated future development costs related to oil and gas reserves	(46,315)	(34,280)	8,646
Extensions and discoveries, less related costs	49,574	76,641	198,546
Development costs incurred	74,717	28,933	49,930
Revisions of previous quantity estimates	605,764	91,073	(15,146)
Net changes in income taxes	(256,597)	7,266	131,760
Purchase of Minerals in place		30,929
Accretion of discount	69,959	67,126	130,097
Balance Ending	1,049,732	409,402	440,568
Chile [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	35,455	68,155	227,658
Sales of hydrocarbon, net of production costs	(14,251)	(15,127)	(20,948)
Net increase decrease in sales prices and production costs	26,928	(16,854)	(256,828)
Changes in estimated future development costs related to oil and gas reserves	79,078	(49,763)	28,227
Extensions and discoveries, less related costs	0	0	23,595
Development costs incurred	7,146	9,417	15,093
Revisions of previous quantity estimates	(69,594)	22,765	(5,463)
Net changes in income taxes	6,097	8,256	28,611
Purchase of Minerals in place		0
Accretion of discount	4,380	8,606	28,210
Balance Ending	75,239	35,455	68,155
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	73,516	72,316	112,145
Sales of hydrocarbon, net of production costs	(26,979)	(20,945)	(37,428)
Net increase decrease in sales prices and production costs	(3,000)	16,366	(27,404)
Changes in estimated future development costs related to oil and gas reserves	8,385	542	542
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	2,214	4,872
Revisions of previous quantity estimates	603	(1,872)	4,845
Net changes in income taxes	7,976	(4,020)	1,573
Purchase of Minerals in place		0
Accretion of discount	9,456	8,915	13,171
Balance Ending	69,957	73,516	72,316
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	269,502	300,097	584,071
Sales of hydrocarbon, net of production costs	(198,631)	(91,163)	(97,152)
Net increase decrease in sales prices and production costs	289,199	(171,131)	(547,379)
Changes in estimated future development costs related to oil and gas reserves	(124,053)	14,941	(20,123)
Extensions and discoveries, less related costs	49,574	76,641	174,951
Development costs incurred	67,571	17,302	29,965
Revisions of previous quantity estimates	673,622	70,180	(14,528)
Net changes in income taxes	(258,842)	3,030	101,576
Purchase of Minerals in place		0
Accretion of discount	46,060	49,605	88,716
Balance Ending	814,002	269,502	300,097
Peru [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	30,929	0	0
Sales of hydrocarbon, net of production costs	0	0	0
Net increase decrease in sales prices and production costs	69,962	0	0
Changes in estimated future development costs related to oil and gas reserves	(9,725)	0	0
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	1,133	0	0
Net changes in income taxes	(11,828)	0	0
Purchase of Minerals in place		30,929
Accretion of discount	10,063	0	0
Balance Ending	$ 90,534	$ 30,929	$ 0